Subsequent Events - Additional Information (Detail) - USD ($)						3 Months Ended
	Aug. 02, 2021	Jul. 29, 2021	Mar. 03, 2021	Feb. 23, 2021	Apr. 15, 2019	Dec. 31, 2020	Jun. 30, 2021	Nov. 23, 2020	Jun. 30, 2020	Dec. 31, 2019
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						$ 0.0001	$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						0.0001	0.0001
Hippo Enterprises Inc And Subsidiaries [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001
Business combination, consideration transferred					$ 15,900,000
Reinvent Technology Partners Z [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						$ 223,610,510
Reinvent Technology Partners Z [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						$ 0.0001		$ 0.0001
Reinvent Technology Partners Z [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						$ 0.0001		$ 0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Issued		19,261,380
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 192,613,300
Subsequent Event [Member] | Hippo Enterprises Inc And Subsidiaries [Member] | PIPE Investment [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares	55,000,000
Share price	$ 10.00
Stock Issued During Period, Value, New Issues	$ 550,000,000.0
Subsequent Event [Member] | Hippo Enterprises Inc And Subsidiaries [Member] | RTPZ's Class A ordinary shares [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares		19,261,380
Stock Redeemed or Called During Period, Value		$ 192,600,000
Subsequent Event [Member] | Reinvent Technology Partners Z [Member] | Sponsor Agreement [Member]
Subsequent Event [Line Items]
Warrants redemption based on last reported sale price of common stock in trading days			20 days
Warrants redemption based on last reported sale price of common stock with in consecutive trading days			30 days
Warrants redemption price per share			$ 25.00
RTPZ Merger Sub Inc [Member]
Subsequent Event [Line Items]
Common stock, value, subscriptions			$ 550,000,000
Common stock, shares subscribed but unissued			55,000,000
RTPZ Merger Sub Inc [Member] | Subsequent Event [Member] | Reinvent Technology Partners Z [Member]
Subsequent Event [Line Items]
Common stock, value, subscriptions			$ 550,000,000
Common stock, shares subscribed but unissued			55,000,000
Hippo [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred				$ 5,522,000,000
Business combination, shares value				5,000,000,000
Cash acquired				$ 522,000,000
Business combination, per share				$ 10.00
Hippo [Member] | Subsequent Event [Member] | Reinvent Technology Partners Z [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred				$ 5,522,000,000
Business combination, shares value				5,000,000,000
Cash acquired				$ 522,000,000
Business combination, per share				$ 10.00